Filed with the Securities and Exchange Commission on October 9, 2012

1933 Act Registration File No. 333-172080
1940 Act File No. 811-22525
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	61	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	62	[	X	]

(Check appropriate box or boxes.)

MANAGED PORTFOLIO SERIES
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 287-3700

James R. Arnold, President and Principal Executive Officer
Managed Portfolio Series
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:
Scot E. Draeger, Esq.
Bernstein, Shur, Sawyer & Nelson P.A.
100 Middle Street
P.O. Box 9729
Portland, ME 04104-5029

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE
Exhibit Only Filing for Previously Filed Post-Effective Amendment

This Post-Effective Amendment No. 61 is being filed pursuant to Rule 485(b).  The purpose of this filing is to resubmit three documents, the Opinion and Consent of Counsel, Code of Ethics for Great Lakes Advisors, LLC and Advanced Investment Partners LLC, and correspondence from fund counsel, which were inadvertently mislabeled when originally submitted as part of PEA 56 (the “Amendment”) to Registrant’s Registration Statement, as filed with the Securities and Exchange Commission on September 28, 2012, Accession No. 0000894189-12-005631.

This Post-Effective Amendment No. 61 incorporates by reference the information contained in Parts A, B and C of the Amendment.

MANAGED PORTFOLIO SERIES (the “Trust”)
PART C

OTHER INFORMATION

Item 28.  Exhibits

(a)	(i)	Certificate of Trust – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 4, 2011
	(ii)	Amended and Restated Agreement and Declaration of Trust – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(b)		Amended and Restated Bylaws – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(c)		Instruments Defining Rights of Security Holders – incorporated by reference to the Amended and Restated Agreement and Declaration of Trust and Amended and Restated Bylaws filed on May 5, 2011
(d)	(i)
Investment Advisory Agreement between the Trust, on behalf of the Corporate America CU Short Duration Fund, and Corporate Financial Solutions, Inc. – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

(ii)
Investment Advisory Agreement between the Trust, on behalf of the Nuance Concentrated Value Fund, and Nuance Investments, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

(iii)
Investment Advisory Agreement between the Trust, on behalf of the Tortoise MLP & Pipeline Fund, and Tortoise Capital Advisors, L.L.C. – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

(iv)
Investment Advisory Agreement between the Trust, on behalf of the CSC Small Cap Value Fund, and Cove Street Capital, LLC – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

(v)
Investment Advisory Agreement between the Trust, on behalf of the New Path Tactical Allocation Fund, and New Path Capital Advisors – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2011

(vi)
Investment Advisory Agreement between the Trust, on behalf of the AC ONE China Fund, and AC ONE Asset Management, LLC – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

(vii)
Investment Advisory Agreement between the Trust, on behalf of the Reinhart Mid Cap Private Market Value Fund, and Reinhart Partners, Inc. – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

(viii)
Investment Advisory Agreement between the Trust, on behalf of the LK Balanced Fund, and Lawson Kroeker Investment Management, Inc. – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(ix)
Investment Advisory Agreement between the Trust, on behalf of the Bushido Capital Long/Short Fund, and Bushido Capital Partners LLC – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

(x)
Investment Advisory Agreement between the Trust, on behalf of the Advantus Strategic Dividend Income Fund, and Advantus Capital Management, Inc. – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(xi)
Investment Advisory Agreement between the Trust, on behalf of the ATAC Inflation Rotation Fund, and Pension Partners, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(xii)
Investment Advisory Agreement between the Trust, on behalf of the Great Lakes Bond Fund, Great Lakes Large Cap Value Fund, Great Lakes Disciplined Equity Fund, and Great Lakes Small Cap Opportunity Fund, and Great Lakes Advisors, LLC – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

(xiii)
Investment Sub-Advisory Agreement between Great Lakes Advisors, LLC and Advanced Investment Partners, LLC relating to the Great Lakes Disciplined Equity Fund – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

(e)	(i)
Distribution Agreement between the Trust, on behalf of the Corporate America CU Short Duration Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A, filed with the SEC on May 26, 2011

(ii)
Distribution Agreement between the Trust, on behalf of the Nuance Concentrated Value Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A, filed with the SEC on May 26, 2011

(iii)
Distribution Agreement between the Trust, on behalf of the Tortoise MLP & Pipeline Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A, filed with the SEC on May 26, 2011

(iv)
Distribution Agreement between the Trust, on behalf of the CSC Small Cap Value Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

(v)
Distribution Agreement between the Trust, on behalf of the New Path Tactical Allocation Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2011

(vi)
Distribution Agreement between the Trust, on behalf of the AC ONE China Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

(vii)
Distribution Agreement between the Trust, on behalf of the Reinhart Mid Cap Private Market Value Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

(viii)
Distribution Agreement between the Trust, on behalf of the LK Balanced Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(ix)
Distribution Agreement between the Trust, on behalf of the Bushido Capital Long/Short Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

(x)
Distribution Agreement between the Trust, on behalf of the Advantus Strategic Dividend Income Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(xi)
Distribution Agreement between the Trust, on behalf of the ATAC Inflation Rotation Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(xii)
Distribution Agreement between the Trust, on behalf of the Great Lakes Bond Fund, Great Lakes Large Cap Value Fund, Great Lakes Disciplined Equity Fund, and Great Lakes Small Cap Opportunity Fund and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

(f)		Bonus or Profit Sharing Contracts – not applicable
(g)	(i)	Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

(ii)
First Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

(iii)
Second Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2011

(iv)
Third Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

(v)
Fourth Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

(vi)
Fifth Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(vii)
Sixth Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

(viii)
Seventh Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(ix)
Eighth Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(x)
Ninth Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

(h)	(i)
Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

(ii)
First Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

(iii)
Second Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2011

(iv)
Third Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

(v)
Fourth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

(vi)
Fifth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(vii)
Sixth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

(viii)
Seventh Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(ix)
Eighth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(x)
Ninth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

(xi)	Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(xii)
First Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

(xiii)
Second Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2011

(xiv)
Third Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

(xv)
Fourth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

(xvi)
Fifth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(xvii)
Sixth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

(xviii)
Seventh Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(xix)
Eighth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(xx)
Ninth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

(xxi)	Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(xxii)
First Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

(xxiii)
Second Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2011

(xxiv)
Third Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

(xxv)
Fourth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

(xxvi)
Fifth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(xxvii)
Sixth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

(xxviii)
Seventh Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(xxix)
Eighth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(xxx)
Ninth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

(xxxi)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Corporate America CU Short Duration Fund, and Corporate Financial Solutions, Inc. – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

(xxxii)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Nuance Concentrated Value Fund, and Nuance Investments, LLC – incorporated herein by reference from Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed with the SEC on July 26, 2012

(xxxiii)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Tortoise MLP & Pipeline Fund, and Tortoise Capital Advisors, L.L.C. – incorporated herein by reference from Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A, filed with the SEC on September 19, 2012

(xxxiv)
Operating Expenses Limitation Agreement between the Trust, on behalf of the CSC Small Cap Value Fund, and Cove Street Capital Advisors – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

(xxxv)
Operating Expenses Limitation Agreement between the Trust, on behalf of the New Path Tactical Allocation Fund, and New Path Capital Advisors – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2012

(xxxvi)
Operating Expenses Limitation Agreement between the Trust, on behalf of the AC ONE China Fund, and AC ONE Asset Management, LLC – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

(xxxvii)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Reinhart Mid Cap Private Market Value Fund, and Reinhart Partners, Inc. – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

(xxxviii)
Operating Expenses Limitation Agreement between the Trust, on behalf of the LK Balanced Fund, and Lawson Kroeker Investment Management, Inc. – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(xxxix)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Bushido Capital Long/Short Fund and Bushido Capital Partners LLC – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

(xl)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Advantus Strategic Dividend Income Fund and Advantus Capital Management, Inc. – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(xli)
Operating Expenses Limitation Agreement between the Trust, on behalf of the ATAC Inflation Rotation Fund and Pension Partners, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(xlii)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Great Lakes Bond Fund, Great Lakes Large Cap Value Fund, Great Lakes Disciplined Equity Fund, and Great Lakes Small Cap Opportunity Fund, and Great Lakes Advisors, LLC – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

(i)	(i)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the Corporate America CU Short Duration Fund, the Nuance Concentrated Value Fund and the Tortoise MLP & Pipeline Fund – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

(ii)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the CSC Small Cap Value Fund – incorporated herein by reference to Registrant’s Registration Statement on Form N-14, filed with the SEC on October 25, 2011

(iii)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the New Path Tactical Allocation Fund – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2011

(iv)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the AC ONE China Fund – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

(v)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the Reinhart Mid Cap Private Market Value Fund – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

(vi)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the Lawson Kroeker Balanced Fund – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(vii)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the Bushido Capital Long/Short Fund – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

(viii)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the Advantus Strategic Dividend Income Fund – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(ix)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the ATAC Inflation Rotation Fund – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(x)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the Great Lakes Bond Fund, Great Lakes Large Cap Value Fund, Great Lakes Disciplined Equity Fund, and Great Lakes Small Cap Opportunity Fund – filed herewith

(j)	(i)
Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the Corporate America CU Short Duration Fund – incorporated herein by reference from Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A filed on March 27, 2012

(ii)
Consent of Independent Registered Public Accounting Firm by KPMG LLP. for the CSC Small Cap Value Fund – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

(iii)
Consent of Independent Registered Public Accounting Firm by Ernst & Young, LLP. for the Tortoise MLP & Pipeline Fund – incorporated herein by reference from Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A, filed with the SEC on September 19, 2012

(iv)
Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the Nuance Concentrated Value Fund – incorporated herein by reference from Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed with the SEC on July 26, 2012

(v)
Power of Attorneys for Roel C. Campos, Robert J. Kern, David A. Massart, Leonard M. Rush and David M. Swanson dated April 6, 2011 – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

(k)		Omitted Financial Statements – not applicable
(l)		Seed Capital Agreements – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(m)		Amended and Restated Rule 12b-1 Plan – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012
(n)		Amended and Restated Rule 18f-3 Plan –incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012
(o)		Reserved
(p)	(i)	Code of Ethics for the Trust – incorporated herein by reference from Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A filed on December 30, 2011
	(ii)	Code of Ethics for Corporate Financial Solutions, Inc. – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
	(iii)	Code of Ethics for Nuance Investments, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
	(iv)	Code of Ethics for Tortoise Capital Advisors, L.L.C. – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
	(v)	Code of Ethics for Cove Street Capital, LLC – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011
	(vi)	Code of Ethics for New Path Capital Advisors – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2011
	(vii)	Code of Ethics for AC ONE Asset Management, LLC – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012
	(viii)	Code of Ethics for Reinhart Partners, Inc. – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

(ix)
Code of Ethics for Lawson Kroeker Investment Management, Inc. – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(x)	Code of Ethics for Bushido Capital Partners LLC –incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012
(xi)
Code of Ethics for Advantus Capital Management, Inc. – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(xii)	Code of Ethics for Pension Partners, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012
(xiii)	Code of Ethics for Great Lakes Advisors, LLC and Advanced Investment Partners LLC – filed herewith
(xiv)	Code of Ethics for the Distributor, Quasar Distributors, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

Item 29.  Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification

        Reference is made to Article VII of the Registrant’s Amended and Restated Agreement and Declaration of Trust.  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.

        Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of Investment Advisers

        With respect to the Advisers, the response to this Item will be incorporated by reference to the Advisers’ Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC.  Each Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Intrepid Capital Management Funds Trust
Advisors Series Trust	IronBridge Funds, Inc.
Aegis Funds	Jacob Funds, Inc.
Aegis Value Fund, Inc.	Jacob Funds II
Allied Asset Advisors Funds	Jensen Portfolio, Inc.
Alpine Equity Trust	Keystone Mutual Funds

Alpine Income Trust	Kirr Marbach Partners Funds, Inc.
Alpine Series Trust	Litman Gregory Funds Trust
Ambassador Funds	LKCM Funds
Artio Global Funds	LoCorr Investment Trust
Barrett Opportunity Fund, Inc.	Lord Asset Management Trust
Brandes Investment Trust	MainGate Trust
Brandywine Blue Fund, Inc.	Managed Portfolio Series
Brandywine Fund, Inc.	Matrix Advisors Value Fund, Inc.
Bridges Investment Fund, Inc.	Merger Fund
Brookfield Investment Funds	Monetta Fund, Inc.
Brown Advisory Funds	Monetta Trust
Buffalo Funds	Nicholas Family of Funds, Inc.
Country Mutual Funds Trust	Permanent Portfolio Family of Funds, Inc.
Cushing Funds Trust	Perritt Funds, Inc.
DoubleLine Funds Trust	Perritt Microcap Opportunities Fund, Inc.
Empiric Funds, Inc.	PRIMECAP Odyssey Funds
ETF Series Solutions	Professionally Managed Portfolios
Evermore Funds Trust	Prospector Funds, Inc.
First American Funds, Inc.	Provident Mutual Funds, Inc.
First American Investment Funds, Inc.	Purisima Funds
First American Strategy Funds, Inc.	Rainier Investment Management Mutual Funds
Glenmede Fund, Inc.	RBC Funds Trust
Glenmede Portfolios	SCS Financial Funds
Greenspring Fund, Inc.	Thompson IM Funds, Inc.
Guinness Atkinson Funds	TIFF Investment Program, Inc.
Harding Loevner Funds, Inc.	Trust for Professional Managers
Hennessy Funds Trust	USA Mutuals
Hennessy Funds, Inc.	Wall Street Fund
Hennessy Mutual Funds, Inc.	Wexford Trust/PA
Hennessy SPARX Funds Trust	Wisconsin Capital Funds, Inc.
Hotchkis & Wiley Funds	WY Funds

    (b)   To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	Chairman and Trustee
Eric W. Falkeis(1)	Board Member	None

Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None

(1)This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2)This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3)This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)            Not applicable.

Item 33.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Maintained By:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank, National Association 1555 N. River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202

Registrant’s Investment Advisers	AC ONE Asset Management, LLC 444 South Flower Street Los Angeles, CA 90071
Advantus Capital Management, Inc. 400 Robert Street North St. Paul, Minnesota 55101
Bushido Capital Partners LLC 21 DuPont Circle NW, Suite 500 Washington, D.C. 20036
Corporate Financial Solutions, Inc. 4365 Crescent Road Irondale, AL 35210
Cove Street Capital, LLC 2321 Rosecrans Avenue El Segundo, California 90245
Great Lakes Advisors, LLC 222 South Riverside Plaza Chicago, IL 60606
Lawson Kroeker Investment Management, Inc. 450 Regency Parkway, Suite 410 Omaha, NE 68114
New Path Capital Advisors 61 Blue River Parkway, Unit B Silverthorne, CO 80498
Nuance Investments, LLC One Ward Parkway, Suite 126 Kansas City, MO 64112
Pension Partners, LLC 430 West 14th Street, Suite 505 New York, NY 10014
Reinhart Partners, Inc. 1500 West Market Street, Suite 100 Mequon, WI 53092
Tortoise Capital Advisors, L.L.C. 11550 Ash Street, Suite 300 Leawood, KS 66211
Registrant’s Investment Sub-Advisers	Advanced Investment Partners, LLC 100 Main Street, Suite 301 Safety Harbor, Florida 34695

Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

Not applicable.

SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 61 meets all of the requirements for effectiveness under Rule 485(b) and it has duly caused this Post-Effective Amendment No. 61 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on October 9, 2012.

Managed Portfolio Series

By: /s/ James R. Arnold
James R. Arnold
President

        Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the 9th day of October 2012.

	Signature	Title

	/s/ Roel C. Campos*	Trustee
Roel C. Campos

	/s/ Robert J. Kern*	Trustee
Robert J. Kern

	/s/ David A. Massart*	Trustee
David A. Massart

	/s/ Leonard M. Rush*	Trustee
Leonard M. Rush

	/s/ David M. Swanson*	Trustee
David M. Swanson

	/s/ James R. Arnold	President and Principal Executive Officer
James R. Arnold

	/s/ Brian R. Wiedmeyer	Treasurer and Principal Financial Officer
Brian R. Wiedmeyer

*By:	/s/ James R. Arnold
James R. Arnold, Attorney-In Fact pursuant to Power of Attorney

INDEX TO EXHIBITS

Exhibit Number	Description
(i)(x)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the Great Lakes Bond Fund, Great Lakes Large Cap Value Fund,
Great Lakes Disciplined Equity Fund, and Great Lakes Small Cap Opportunity Fund

(p)(xiii)	Code of Ethics for Great Lakes Advisors, LLC and Advanced Investment Partners LLC